Key Management Compensation - Summary of Compensation for Key Management Recognized in Total Comprehensive Income (Loss) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Salaries, bonuses, director fees and other short-term benefits	$ 19	$ 17
Post-employment benefits	8	9
Key management personnel compensation	43	32
Share Options
Disclosure of transactions between related parties [line items]
Compensation expense	10	7
Deferred, Restricted, Performance and Performance Deferred Share Units
Disclosure of transactions between related parties [line items]
Compensation expense	$ 6	$ (1)